INCOME TAXES (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
INCOME TAXES
Income Tax Expense (Benefit)	$ (1,100,120)	$ 13,641
Deferred tax assets before valuation allowance	13,103,268	9,128,614	$ 13,103,268
Increase in valuation allowance	$ 3,974,654	3,081,497
Tax rate	28.00%		0.00%
Operating loss carry forward indefinitely	$ 46,896,000	32,680,000	$ 46,896,000
Unrecognized tax positions		$ 13,641